STATUTORY RESERVES AND RESTRICTED NET ASSETS - Condensed statements of comprehensive loss of the parent company (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Sales and marketing expenses	¥ (4,573,382)	$ (663,078)	¥ (4,309,116)	¥ (3,715,278)
General and administrative expenses	(7,346,665)	(1,065,167)	(8,924,470)	(7,588,809)
Research and development expenses	(2,545,549)	(369,070)	(3,193,988)	(2,477,911)
Interest income, net	743,484	107,795	354,567	163,600
Share of income (loss) of subsidiaries	44,588	6,465	39,520	(10,924)
Fair value changes through earnings on investments, net	(512,225)	(74,266)	564,804	369,124
Foreign currency exchange loss	(127,362)	(18,466)	20,988	3,506
Other income, net	1,568,587	227,424	1,702,414	1,055,654
Income before income tax expense	292,290	42,379	1,140,726	4,387,119
Income tax expense	(1,689,574)	(244,965)	(1,665,492)	(1,608,796)
Net income (loss) attributable to KE Holdings Inc.	(1,386,074)	(200,961)	(524,129)	2,777,592
Accretion on convertible redeemable preferred shares to redemption value				(1,755,228)
Income allocation to participating preferred shares	0		0	301,898
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	(1,386,074)	(200,961)	(524,129)	720,466
Other comprehensive income (loss)
Unrealized gains (losses) on available-for-sale investments, net of reclassification	(375,069)	(54,380)	35,578
Total comprehensive income (loss)	840,928	121,924	(1,329,765)	880,197
Accretion on convertible redeemable preferred shares to redemption value				(1,755,228)
Income allocation to participating preferred shares	0		0	(301,898)
Comprehensive income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	840,928	$ 121,924	(1,329,765)	(1,176,929)
Parent
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Sales and marketing expenses			(10,227)	(96,023)
General and administrative expenses	(140,148)		(82,109)	(28,640)
Research and development expenses			(57)	(79,023)
Interest income, net	745		3,035	40,611
Share of income (loss) of subsidiaries	(1,436,950)		(696,144)	1,448,649
Income (loss) of the VIEs	97,036		(52,436)	614,240
Fair value changes through earnings on investments, net	4,770		183,991	144,361
Foreign currency exchange loss	(61,317)		(3,968)	(33,395)
Other income, net	149,790		133,786	766,812
Income before income tax expense	(1,386,074)		(524,129)	2,777,592
Net income (loss) attributable to KE Holdings Inc.	1,386,074		524,129	(2,777,592)
Accretion on convertible redeemable preferred shares to redemption value				(1,755,228)
Income allocation to participating preferred shares				(301,898)
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	(1,386,074)		(524,129)	720,466
Other comprehensive income (loss)
Currency translation adjustments	2,602,071		(841,214)	(1,897,395)
Unrealized gains (losses) on available-for-sale investments, net of reclassification	(375,069)		35,578
Total comprehensive income (loss)	840,928		(1,329,765)	880,197
Accretion on convertible redeemable preferred shares to redemption value				(1,755,228)
Income allocation to participating preferred shares				301,898
Comprehensive income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	¥ 840,928		¥ (1,329,765)	¥ (1,176,929)